INCOME TAXES	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
INCOME TAXES [Text Block]

NOTE 11 – INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company recorded the valuation allowance due to the uncertainty of future realization of federal and state net operating loss carryforwards. The deferred income tax assets are comprised of the following at March 31:

	2015	2014
Deferred income tax assets:	$1,270,000	$260,000
Valuation allowance	(1,270,000)	(260,000)
Net total	$-	$-

At March 31, 2014, the Company had net operating loss carryforwards of approximately $3,190,000 and net operating loss carryforwards expire in 2023 through 2034.

The valuation allowance was increased by $1,010,000 during the year ended March 31, 2015. The current income tax benefit of $1,270,000 and $260,000 generated for the years ended March 31, 2015 and 2014, respectively, was offset by an equal increase in the valuation allowance. The valuation allowance was increased due to uncertainties as to the Company’s ability to generate sufficient taxable income to utilize the net operating loss carryforwards and other deferred income tax items.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. As of September 30, 2015, the Company has no unrecognized uncertain tax positions, including interest and penalties.

NOTE 11 – INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company recorded the valuation allowance due to the uncertainty of future realization of federal and state net operating loss carryforwards. The deferred income tax assets are comprised of the following at March 31:

	2015	2014
Deferred income tax assets:	$1,270,000	$260,000
Valuation allowance	(1,270,000)	(260,000)
Net total	$-	$-

At March 31, 2015, the Company had net operating loss carryforwards of approximately $3,190,000 and net operating loss carryforwards expire in 2023 through 2034.

The valuation allowance was increased by $1,010,000 during the year ended March 31, 2015. The current income tax benefit of $1,270,000 and $260,000 generated for the years ended March 31, 2015 and 2014, respectively, was offset by an equal increase in the valuation allowance. The valuation allowance was increased due to uncertainties as to the Company’s ability to generate sufficient taxable income to utilize the net operating loss carryforwards and other deferred income tax items.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. As of March 31, 2015, the Company has no unrecognized uncertain tax positions, including interest and penalties.